ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 12,258	$ 13,138
Accumulated amortization	(9,839)	(10,023)
Accumulated impairment	(737)	(790)
Net carrying amount	1,682	2,325
Amortization expense	510	505	$ 462
2017	510
2018	455
2019	360
2020	358
Audio-vision programming and broadcasting qualification [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	200	214
Accumulated amortization	(35)	(37)
Accumulated impairment	(165)	(177)
Net carrying amount
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	689	739
Accumulated amortization	(689)	(739)
Accumulated impairment
Net carrying amount
Contract backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,441	1,544
Accumulated amortization	(1,441)	(1,544)
Accumulated impairment
Net carrying amount
Concession agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	9,758	10,459
Accumulated amortization	(7,513)	(7,531)
Accumulated impairment	(563)	(603)
Net carrying amount	1,682	2,325
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	170	182
Accumulated amortization	(161)	(172)
Accumulated impairment	(9)	(10)
Net carrying amount